Condensed financial information of the parent company (Tables)	12 Months Ended
Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Summary of Condensed Balance Sheet Statements
Balance sheets

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB	US$ (Note 2(f))
ASSETS
Current assets:
Cash and cash equivalents	1,145	18,285	2,791
Prepayments and other current assets	686,819	1,208,128	184,396

Total current assets	687,964	1,226,413	187,187

Non-current assets:
Other non-current asset	7,943	344	53

Total non-current assets	7,943	344	53

Total assets	695,907	1,226,757	187,240

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities
Short-term borrowings	42,485	—	—
Accrued liabilities and other current liabilities	12,126	5,017	766
Other debts, current	76,252	—	—
Derivative liabilities	14,816	444	68

Total current liabilities	145,679	5,461	834

Non-current liabilities:
Long-term borrowings	4,957	—	—
Negative carrying amount of subsidiaries	690,121	1,138,622	173,788

Total non-current liabilities	695,078	1,138,622	173,788

Total liabilities	840,757	1,144,083	174,622

Mezzanine equity:
Series A convertible redeemable preferred shares (US$ 0.001 par value; 11,000,000 shares authorized, 10,340,000 and nil shares issued and outstanding as of March 31, 2020 and 2021, respectively)	484,122	—	—
Series B convertible redeemable preferred shares (US$ 0.001 par value; 10,000,000 shares authorized, 9,067,384 and nil shares issued and outstanding as of March 31, 2020 and 2021, respectively)	527,682	—	—
Series C convertible redeemable preferred shares (US$ 0.001 par value; 6,000,000 shares authorized, 5,518,101 and nil shares issued and outstanding as of March 31, 2020 and 2021, respectively)	420,419	—	—
Series D convertible redeemable preferred shares (US$ 0.001 par value; 3,000,000 shares authorized, 2,526,026 and nil shares issued and outstanding as of March 31, 2020 and 2021, respectively)	188,183	—	—
Series D-1 convertible redeemable preferred shares (US$ 0.001 par value; 3,000,000 shares authorized, 2,178,530 and nil shares issued and outstanding as of March 31, 2020 and 2021, respectively)	164,282	—	—
Series D-2 convertible redeemable preferred shares (US$ 0.00001 par value; 2,000,000 shares authorized, 1,182,803 and nil shares issued and outstanding as of March 31, 2020 and 2021, respectively)	89,464	—	—
Series E convertible redeemable preferred shares (US$ 0.001 par value; 3,000,000 and 7,000,000 shares authorized, 1,042,623 and nil shares issued and outstanding as of March 31, 2020 and 2021, respectively)	78,553	—	—
Receivable for issuance of preferred shares	(94,758)	—	—

Total mezzanine equity	1,857,947	—	—

	As of March 31,
	2020	2021
	RMB	RMB	US$ (Note 2(f))
Stockholders’ deficit:
Ordinary Shares (US$0.001 par value;153,000,000 ordinary shares authorized and 22,238,454 issued and outstanding as of March 31, 2020; nil shares issued and outstanding as of March 31, 2021)	139	—	—
Class A ordinary shares (US$0.001 par value; nil shares authorized, issued and outstanding shares as of March 31, 2020; 129,500,000 shares authorized, 54,505,108 shares issued and outstanding as of March 31, 2021)	—	364	56
Class B ordinary shares (US$0.001 par value; nil shares authorized, issued and outstanding shares as of March 31, 2020; 15,000,000 shares authorized, 13,037,729 shares issued and outstanding as of March 31, 2021)	—	82	12
Statutory reserves	2,627	3,047	465
Additional paid-in capital	—	3,272,612	499,498
Accumulated other comprehensive loss	11,204	(20,172)	(3,079)
Accumulated deficit	(2,016,758)	(2,759,882)	(421,240)
Receivable for issuance of ordinary shares	(9)	(413,377)	(63,094)

Total shareholders’ deficit	(2,002,797)	82,674	12,618

Total liabilities, mezzanine equity and shareholders’ deficit	695,907	1,226,757	187,240

Summary of Statements of Comprehensive Loss
Statements of comprehensive loss

	Year Ended March 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(f))
Sales and marketing expenses	—	—	(12,875)	(1,965)
General and administrative expenses	(812)	(4,631)	(14,050)	(2,144)

Total operating expenses	(812)	(4,631)	(26,925)	(4,109)

Loss from operations	(812)	(4,631)	(26,925)	(4,109)

Interest income	—	—	15,416	2,353
Interest expense	(5,624)	(12,578)	—	—
Share of losses of subsidiaries	(225,531)	(134,660)	(191,458)	(29,221)
Other (expense)/income, net	—	(40,500)	(3,008)	(459)
Fair value change of derivative liabilities	(2,274)	13,345	11,531	1,760

Net loss attributable to Boqii Holding Limited	(234,241)	(179,024)	(194,444)	(29,676)

Less: Accretion on the Preferred Shares to redemption value	(392,550)	(204,796)	120,873	18,449
Less: Accretion on redeemable non-controlling interests to redemption value	—	—	(138)	(21)
Less: Deemed contribution from preferred shareholders	(723)	(1,142)	(12,547)	(1,915)

Net loss attributable to Boqii Holding Limited’s ordinary shareholders	(627,514)	(384,962)	(86,256)	(13,163)

Net loss	(234,241)	(179,024)	(194,444)	(29,676)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	3,808	2,021	(32,148)	(4,907)
Unrealized securities holding gains	1,711	3,209	772	118

Total comprehensive loss	(228,722)	(173,794)	(225,820)	(34,465)

Summary of Condensed Cash Flow Statements
Statements of cash flows

	Year Ended March 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(f))
Net cash used in operating activities	—	—	(47,806)	(7,297)
Net cash used in investing activities	(99,221)	(184,354)	(588,953)	(89,892)
Net cash provided by financing activities	81,206	155,712	660,366	100,792
Effects of foreign exchange rate changes on cash and cash equivalents	18,010	29,778	(6,465)	(987)

Net increase (decrease) in cash and cash equivalents	(5)	1,136	17,140	2,616
Cash and cash equivalents at beginning of the year	14	9	1,145	175

Cash and cash equivalents at end of the year	9	1,145	18,285	2,791